Shareholders' equity and share-based payments - TOTALEnergies performance share plans (Details)		12 Months Ended
	Dec. 13, 2023 EUR (€) EquityInstruments individual	Dec. 31, 2024 EquityInstruments item	Dec. 31, 2023 EquityInstruments	Dec. 31, 2022 EquityInstruments	May 24, 2024 EUR (€)	May 26, 2023 EUR (€)	Mar. 16, 2022 EUR (€)	May 28, 2021 EUR (€)	Mar. 18, 2020 EUR (€)	Mar. 13, 2019 EUR (€)
TotalEnergies performance share plans
Share-based payments
Outstanding as of the beginning of the period		21,729,277	20,556,722	19,675,018
Notified (in shares)		7,775,722	7,985,203	7,353,271
Cancelled (in shares)		(649,856)	(355,256)	(275,913)
Finally granted (in shares)		(6,065,939)	(6,457,392)	(6,195,654)
Outstanding as of the end of the period		22,789,204	21,729,277	20,556,722
Vesting period		3 years
Holding period for non-transferability of shares		2 years
TotalEnergies performance share plans - 2019 Plan
Share-based payments
Grant date IFRS 2 fair value | €										€ 40.11
Outstanding as of the beginning of the period				6,289,076
Cancelled (in shares)				(127,852)
Finally granted (in shares)				(6,161,224)
Number of performance conditions | item		3
TotalEnergies performance share plans - 2020 Plan
Share-based payments
Grant date IFRS 2 fair value | €									€ 12.4
Outstanding as of the beginning of the period			6,574,961	6,653,202
Cancelled (in shares)			(128,577)	(65,561)
Finally granted (in shares)			(6,446,384)	(12,680)
Outstanding as of the end of the period				6,574,961
Number of performance conditions | item		4
TotalEnergies performance share plans - 2021-2024 Plans
Share-based payments
Number of performance conditions | item		5
TotalEnergies performance share plans - 2021 Plan
Share-based payments
Grant date IFRS 2 fair value | €								€ 27.4
Outstanding as of the beginning of the period		6,558,039	6,661,580	6,732,740
Cancelled (in shares)		(498,045)	(98,291)	(57,410)
Finally granted (in shares)		(6,059,994)	(5,250)	(13,750)
Outstanding as of the end of the period			6,558,039	6,661,580
TotalEnergies performance share plans - 2022 Plan
Share-based payments
Grant date IFRS 2 fair value | €							€ 37.22
Outstanding as of the beginning of the period		7,228,265	7,320,181
Notified (in shares)				7,353,271
Cancelled (in shares)		(77,209)	(86,348)	(25,090)
Finally granted (in shares)		(2,811)	(5,568)	(8,000)
Outstanding as of the end of the period		7,148,245	7,228,265	7,320,181
TotalEnergies performance share plans - 2023 Plan
Share-based payments
Grant date IFRS 2 fair value | €						€ 46.24
Outstanding as of the beginning of the period		7,942,973
Notified (in shares)			7,985,203
Cancelled (in shares)		(61,731)	(42,040)
Finally granted (in shares)		(3,134)	(190)
Outstanding as of the end of the period		7,878,108	7,942,973
TotalEnergies performance share plans - 2023 Plan, shares granted on 13 December 2023
Share-based payments
Grant date IFRS 2 fair value | €	€ 51.56
Notified (in shares)	37,000
Number of executives to whom shares are granted | individual	4
TotalEnergies performance share plans - 2024 Plan
Share-based payments
Grant date IFRS 2 fair value | €					€ 55.83
Notified (in shares)		7,775,722
Cancelled (in shares)		(12,871)
Outstanding as of the end of the period		7,762,851
Number of performance conditions | item		5
Period of employment condition		3 years
First number of shares granted to non-senior executives, not subject to performance conditions | item		150
Percentage of shares ranked against peers based on TSR criterion		25.00%
Percentage of shares ranked against peers based on annual variation in net cash flow per share criterion		25.00%
Percentage of shares for which pre-dividend organic cash breakeven criterion is assessed		20.00%
Percentage of shares ranked based on change in methane emissions on operated facilities		15.00%
Percentage of shares ranked based on criterion of lifecycle carbon intensity of energy products sold		15.00%